Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001673481
Registrant Name	Sports Entertainment Gaming Global Corp
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES